Equity Securities Net Gains (Losses) from Measurement Alternative Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Gains (Losses) from Measurement Alternative Equity Securities
Total net gains (losses) recognized during the period	$ (806)	$ 6,427	$ 665
Measurement alternative [Member] | Nonmarketable equity securities [Member]
Net Gains (Losses) from Measurement Alternative Equity Securities
Gross unrealized gains from observable price changes	1,115	4,569	1,651
Gross unrealized losses from observable price changes	(14)	0	0
Impairment write-downs	(2,263)	(109)	(954)
Net realized gains from sale	98	456	38
Total net gains (losses) recognized during the period	$ (1,064)	$ 4,916	$ 735